AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS OF JUN. 30, 2025 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$403	$4	$(42)	$—	$365
U.S. state and municipal	3,152	65	(35)	—	3,182
Foreign governments	1,903	21	(35)	—	1,889
Corporate debt securities	39,073	818	(396)	(2)	39,493
Residential mortgage-backed securities	1,158	40	(2)	—	1,196
Commercial mortgage-backed securities	3,796	120	(39)	—	3,877
Collateralized debt securities	6,168	115	(62)	(1)	6,220
Total fixed maturity securities	$55,653	$1,183	$(611)	$(3)	$56,222

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$410	$2	$(43)	$—	$369
U.S. state and municipal	3,280	39	(30)	—	3,289
Foreign governments	2,082	11	(51)	—	2,042
Corporate debt securities	37,312	571	(477)	(26)	37,380
Residential mortgage-backed securities	1,288	28	(5)	(1)	1,310
Commercial mortgage-backed securities	3,259	91	(30)	—	3,320
Collateralized debt securities	6,020	103	(31)	—	6,092
Total fixed maturity securities	$53,651	$845	$(667)	$(27)	$53,802

Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below. Actual maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities and collateralized debt securities, which are not due at a single maturity, have been separately presented below.

AS OF JUN. 30, 2025 US$ MILLIONS	Amortized Cost	Fair Value
Due in one year or less	$1,962	$1,967
Due after one year through five years	17,482	17,773
Due after five years through ten years	6,963	7,123
Due after ten years	18,124	18,066
	44,531	44,929
Residential mortgage-backed securities	1,158	1,196
Commercial mortgage-backed securities	3,796	3,877
Collateralized debt securities	6,168	6,220
Total	$55,653	$56,222

Schedule of Proceeds from Sales of Available-for-Sale Fixed Maturity Securities with Related Gross Realized Gains and Losses
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2025	2024	2025	2024
Proceeds from sales of available-for-sale fixed maturity securities	$3,853	$2,617	$5,903	$3,729
Gross realized gains	13	9	19	24
Gross realized losses	(65)	(31)	(68)	(37)

Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

	Less than 12 months			12 months or more			Total
AS OF JUN. 30, 2025 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	4	$(8)	$18	21	$(34)	$101	25	$(42)	$119
U.S. state and municipal	140	(17)	788	93	(18)	222	233	(35)	1,010
Foreign governments	37	(16)	702	28	(19)	91	65	(35)	793
Corporate debt securities	803	(149)	5,550	480	(247)	4,053	1,283	(396)	9,603
Residential mortgage-backed securities	38	(1)	138	4	(1)	21	42	(2)	159
Commercial mortgage-backed securities	47	(26)	481	25	(13)	164	72	(39)	645
Collateralized debt securities	124	(27)	1,406	20	(35)	474	144	(62)	1,880
Total	1,193	$(244)	$9,083	671	$(367)	$5,126	1,864	$(611)	$14,209

	Less than 12 months			12 months or more			Total
AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	6	$(7)	$54	19	$(36)	$87	25	$(43)	$141
U.S. state and municipal	174	(20)	851	190	(10)	280	364	(30)	1,131
Foreign governments	30	(38)	1,520	28	(13)	49	58	(51)	1,569
Corporate debt securities	1,669	(172)	7,199	590	(305)	4,949	2,259	(477)	12,148
Residential mortgage-backed securities	95	(4)	227	16	(1)	61	111	(5)	288
Commercial mortgage-backed securities	104	(25)	667	9	(5)	27	113	(30)	694
Collateralized debt securities	179	(29)	1,182	15	(2)	35	194	(31)	1,217
Total	2,257	$(295)	$11,700	867	$(372)	$5,488	3,124	$(667)	$17,188

Schedule of Allowance for Credit Loss for Available-for-Sale Fixed Maturity Securities
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the three and six months ended June 30, 2025 and 2024:

FOR THE PERIODS ENDED JUN. 30, 2025 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2025	$(26)	$(1)	$—	$—	$(27)
Credit losses recognized on securities for which credit losses were not previously recorded	(7)	—	—	(1)	(8)
Reductions for securities sold during the period	15	—	—	—	15
Changes in previously recorded allowance	8	—	—	—	8
Balance as of March 31, 2025	$(10)	$(1)	$—	$(1)	$(12)
Credit losses recognized on securities for which credit losses were not previously recorded	(3)	—	—	(1)	(4)
Changes in previously recorded allowance	11	1	—	1	13
Balance as of June 30, 2025	$(2)	$—	$—	$(1)	$(3)

FOR THE PERIODS ENDED JUN. 30, 2024 US$ MILLIONS	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2024	$(19)	$(1)	$(6)	$(4)	$(30)
Credit losses recognized on securities for which credit losses were not previously recorded	(12)	—	—	—	(12)
Reductions for securities sold during the period	1	—	—	—	1
Changes in previously recorded allowance	6	1	—	2	9
Balance as of March 31, 2024	$(24)	$—	$(6)	$(2)	$(32)
Credit losses recognized on securities for which credit losses were not previously recorded	(14)	—	—	—	(14)
Changes in previously recorded allowance	3	—	—	—	3
Balance as of June 30, 2024	$(35)	$—	$(6)	$(2)	$(43)